Cover	Jun. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2023
Current Fiscal Year End Date	--10-31
Entity File Number	811-22795
Entity Registrant Name	First Trust Intermediate Duration Preferred & Income Fund
Entity Central Index Key	0001567569
Entity Tax Identification Number	32-0405071
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	120 East Liberty Drive, Suite 400
Entity Address, City or Town	Wheaton
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60187
City Area Code	630
Local Phone Number	765-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false